Supplementary Information to the Consolidated Statements of Profit or Loss and Other Comprehensive Income or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of supplementary information to the statements of profit and lost and other comprehensive loss [Abstract]
Schedule of geographical information
	Year ended December 31
	2023	2022	2021

USA (see also Note 18a, 18b, 18c)	13,078	21,872	18,102
EU and other international markets	5,608	4,624	5,661

	18,686	26,496	23,763

Schedule of cost of revenues products
	Year ended December 31
	2023	2022	2021

Salary and benefits (including share-based compensation)	2,703	1,828	2,047
Subcontractors	230	58	190
Depreciation and amortization	672	426	559
Cost of materials	916	636	1,039
Other manufacturing expenses	1,207	779	906
Decrease (increase) in inventory of finished products	(801)	(543)	242

	4,927	3,184	4,983

Schedule of cost of revenues services
	Year ended December 31
	2023	2022	2021

Salary and benefits	1,995	1,691	2,003
Subcontractors	8,182	8,138	7,904

	10,177	9,829	9,907

Schedule of cost of revenues license
	Year ended December 31
	2023	2022	2021

Salary and benefits	4	38	102
Royalties payments	-	280	-

	4	318	102

Total Cost of Revenues	15,108	13,331	14,992

Schedule of research expenses
	Year ended December 31
	2023	2022	2021

Salary and benefits (including share-based compensation) (1)	3,148	4,494	2,864
Subcontractors	2,833	4,054	6,323
Depreciation and amortization	396	571	396
Cost of materials	785	572	347
Other research and development expenses	305	490	326

Total Research and development	7,467	10,181	10,256

Schedule of selling expenses
	Year ended December 31
	2023	2022	2021

Salary and benefits (including share-based compensation)	1,991	1,637	1,643
Marketing and consulting	1,637	1,152	627
Depreciation and amortization	50	49	44
Shipping and delivery	356	385	490
Registration and marketing license fees	810	502	584

	4,844	3,725	3,388

Schedule of general expenses
	Year ended December 31
	2023	2022	2021
Salary and benefits (including share‑based compensation)	3,521	3,344	2,905
Professional fees	2,189	2,589	2,480
Depreciation and amortization	185	225	239
Other	873	762	724

	6,768	6,920	6,348

Schedule of financial expense
	Year ended December 31
	2023	2022	2021
Financial income:

Interest income	2,341	270	11
Revaluation of liabilities in respect of IIA grants	-	132	-
Revaluation of Warrants	8,310	-	-
Exchange differences, net	-	59	-

	10,651	461	11
Financial expense:

Revaluation of liabilities in respect of IIA grants	427	-	903
Financing income on net investment in lease	274	102	120
Finance expenses in respect of deferred revenues	8	54	143
Revaluation of liabilities in respect of TEVA	468	533	590
Exchange differences, net	654	-	511
Revaluation of Warrants	-	8,977	-
Issuance expenses of warrants through profit and loss	-	1,911	-
Other	61	60	47

	1,892	11,637	2,314

Financial income (expenses), net	8,759	(11,176)	(2,303)